Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,893,859)	$ (21,723,043)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	128,489	523,147
Gain on forgiveness of payables and liabilities	0	0
Change in fair market of derivative liabilities	60,291	(167,582)
Impairment of goodwill and intangible assets	0	6,948,350
Loss on equity investment	1,500,000	159,849
Issuance of common stock for legal settlement	0	1,989,900
Bad debt expense	59,817	5,248,218
Loss on deconsolidation	0	1,642,146
Operating lease expense	47,129	657,848
Gain on forgiveness of debt	(161,045)	(1,484,799)
Changes in operating assets and liabilities:
Accounts receivable	(46,097)	(1,762,213)
Inventory	0	23,825
Contract assets	0	1,494,163
Prepaid expenses and other assets	(173,724)	108,345
Contract liabilities	0	(2,348,773)
Loss provision for contracts in progress	0	(974,031)
Accounts payable and accrued expenses	1,361,331	4,802,434
Operating lease liabilities, net	(170,251)	(2,463,942)
Other current liabilities	(226,432)	(401,756)
Other assets	0	2,074,700
Other liabilities	0	0
Net cash used in operating activities	(1,514,351)	(5,653,215)
Cash flows from investing activities:
Purchases of property and equipment	(33,162)	(102,350)
Investment in related party	0	0
Investment in joint venture	0	(113,125)
Issuance of note receivable, related party	(29,817)	0
Advances to related party	(30,000)	0
Net cash used in investing activities	(92,979)	(215,475)
Cash flows from financing activities:
Proceeds from sale of common stock, net of fees	3,946,075	3,502,272
Proceeds from convertible notes	0	145,000
Net repayments of loan payable	(1,866,432)	(14,885)
Net cash provided by financing activities	2,079,643	3,632,387
Net change in cash	472,313	(2,236,303)
Effect of exchange rate on cash	(397,615)	187,883
Cash at beginning of year	11,912	2,060,332
Cash at end of year	86,531	11,912
Supplemental disclosure of cash flow information:
Cash paid for interest	18,971	47,948
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Conversion of convertible debt	$ 109,251	$ 0